Consolidated Statements of Cash Flows - USD ($)	3 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2021	Sep. 30, 2020	Sep. 30, 2019
Statement of Cash Flows [Abstract]
Net (loss)/income for the period	$ (387,160)	$ (2,739,850)	$ 72,716	$ 300,455
Adjustments to reconcile to cash used in operating activities:
Adjustment on write-back of accruals and other payables no longer required				(830,149)
Provision for bad debt		1,181,916
Changes in operating assets and liabilities:
Account and other receivables	117,618	(46,830)	(1,462,698)
Account and other payables	183,320	502,402	(344,317)	(648,055)
Net cash used in operating activities	(86,222)	(1,102,362)	(1,734,299)	(1,177,749)
Cash from financing activities
Repayment of loans from unrelated third parties	22,708	(387,483)	(137,744)	497,293
Proceeds from issuance of new shares		3,983,828	1,272,290	400,000
Net increase in cash and cash equivalents	22,708	3,596,345	1,134,546	1,067,293
Effect of exchange rates on cash and cash equivalents	77,667	5,981	179,370	406,351
Net increase/(decrease) in cash and cash equivalents	14,153	2,488,002	(420,383)	295,895
Cash and cash equivalents, beginning of period	5,249	19,402	425,632	129,737
Cash and cash equivalents, end of period	19,402	2,507,404	5,249	425,632
Major non-cash transactions:
Issuance of new shares for digital assets		$ 5,000,000